EQUITY (Warrants) (Details) (USD $)	3 Months Ended				6 Months Ended	12 Months Ended		24 Months Ended	0 Months Ended	3 Months Ended				12 Months Ended	3 Months Ended					12 Months Ended		24 Months Ended	6 Months Ended	12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2010	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011	Oct. 04, 2011 Common Stock Securities Purchase Agreement [Member]	Dec. 31, 2011 Common Stock Securities Purchase Agreement [Member]	Sep. 30, 2011 Common Stock Securities Purchase Agreement [Member]	Jun. 30, 2011 Common Stock Securities Purchase Agreement [Member]	Mar. 31, 2011 Common Stock Securities Purchase Agreement [Member]	Dec. 31, 2011 Common Stock Securities Purchase Agreement [Member]	Dec. 31, 2011 Private Placement Memorandum [Member]	Sep. 30, 2011 Private Placement Memorandum [Member]	Jun. 30, 2011 Private Placement Memorandum [Member]	Mar. 31, 2011 Private Placement Memorandum [Member]	Dec. 31, 2010 Private Placement Memorandum [Member]	Dec. 31, 2011 Private Placement Memorandum [Member]	Dec. 31, 2010 Private Placement Memorandum [Member]	Dec. 31, 2011 Private Placement Memorandum [Member]	Jun. 30, 2012 Warrant [Member]	Dec. 31, 2011 Warrant [Member]	Dec. 31, 2010 Warrant [Member]
Stockholders Equity Note [Line Items]
Shares issued related to financing, shares				1,112,000		8,039,281		12,545,281	6,178,572	6,178,572				6,178,572		1,251,244	3,530,830	3,257,207	4,506,000	8,039,281	4,506,000	12,545,281
Qualified warrants						305,100												305,100
Per share value	$ 0.35	$ 0.38	$ 0.36			$ 0.3												$ 0.44
Issued for financial consulting services						$ 134,244	$ 252,193											$ 134,244
Warrants available to purchase, shares									1,554,645
Additional warrants granted	493,485					493,485		493,485
Warrants
Outstanding, beginning balance																							2,538,130	1,431,110
Issued																								2,343,230
Exercised					(407,000)	1,266,667																		(1,236,210)
Forfeited
Outstanding, ending balance																							2,538,130	2,538,130
Exercisable																							2,538,130	2,538,130
Weighted average exercise price
Issued																								$ 0.01
Exercised																								$ 0.01
Forfeited
Outstanding, ending balance																							$ 0.01
Exercisable																							$ 0.01	$ 0.01	$ 0.01
Weighted average remaining contractual term
Outstanding, beginning balance																							4.2	3.25
Issued																								4.2
Outstanding, ending balance																							3.75	4.2
Exercisable																							3.75	4.2
Aggregate intrinsic value
Outstanding, beginning balance																							20,000	355,200
Issued																								109,836
Exercisable
Outstanding, ending balance																								$ 20,000
Fair value assumptions
Pricing model used																								Black-Scholes-Merton
Expected term																								5
Risk free interest rate																								0.90%
Stock price volatility																								25.00%
Dividend yield																								0.00%